Securities - Proceeds from Sales of Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 2,144	$ 12,219	$ 13,632
Gross gains	143	353	468
Gross losses
Tax effect-expense			$ 159